Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	$ 348,010	$ 456,444	$ 378,422
Chile [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	285,456	403,258	317,644
Brazil [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	26,781	32,452	37,848
Argentina [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	$ 35,773	$ 20,734	$ 22,930